Contingencies	12 Months Ended
Nov. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies	Contingencies

Litigation
On May 2, 2019, two lawsuits were filed against Carnival Corporation in the U.S. District Court for the Southern District of Florida under Title III of the Cuban Liberty and Democratic Solidarity Act, also known as the Helms-Burton Act. The complaint filed by Havana Docks Corporation alleges it holds an interest in the Havana Cruise Port Terminal and the complaint filed by Javier Garcia-Bengochea alleges that he holds an interest in the Port of Santiago, Cuba, both of which were expropriated by the Cuban Government. The complaints further allege that Carnival Cruise Line “trafficked” in those properties by embarking and disembarking passengers at these facilities. The plaintiffs seek all available statutory remedies, including the value of the expropriated property, plus interest, treble damages, attorneys’ fees and costs. The court denied our motion to dismiss the complaint filed by Javier Garcia-Bengochea, on August 26, 2019. While on August 28, 2019, the court denied our motion to dismiss the complaint filed by Havana Docks Corporation, later on January 6, 2020, it dismissed virtually identical cases brought by Havana Docks Corporation against other cruise lines, on the grounds raised in our motion to dismiss. In doing so, the court explicitly reversed its position on the issue and acknowledged the conflict with our case. Therefore, on January 6, 2020, we asked the court to formally dismiss the Havana Docks Corporation complaint.
We believe we have meritorious defenses to the claims and we intend to vigorously defend against them. We do not believe that it is likely that the outcome of these matters will be material, but litigation is inherently unpredictable and there can be no assurances that the final outcome of the case might not be material to our operating results or financial condition.

Additionally, in the normal course of our business, various claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits, or any settlement of claims and lawsuits, are covered by insurance and the maximum amount of our liability, net of any insurance recoverables, is typically limited to our self-insurance retention levels. We believe the ultimate outcome of these claims, lawsuits and settlements, as applicable, each and in the aggregate, will not have a material impact on our consolidated financial statements.

Contingent Obligations – Indemnifications

Some of the debt contracts we enter into include indemnification provisions obligating us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes or changes in laws which increase our lenders’ costs. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses.